Short-term Investment (Tables)	3 Months Ended
Jan. 31, 2024
Short-term Investment [Abstract]
Schedule of Fair Value of Ordinary Shares	The fair value of ordinary shares held was determined by reference to public price quotations in an active market. See Note 10.
	October 31, 2023	Additions	Unrealized gain	January 31, 2024

Medigus Ltd. – Shares	$86,112	$-	$556	$86,668
	October 31, 2022	Additions	Unrealized loss	October 31, 2023

Medigus Ltd. – Shares	$193,750	$-	$(107,638)	$86,112